Share-Based Payments - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Share-based compensation expenses	$ 1,379	$ 3,408	$ 2,362
Warrants.
Share-Based Compensation
Compensation for arranging investors to subscribe for shares	100
Research and development
Share-Based Compensation
Share-based compensation expenses	1,051	1,496	1,021
General and administrative
Share-Based Compensation
Share-based compensation expenses	$ 328	$ 1,912	$ 1,341